UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2017

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 133.8%
Basic Industry(a)(b) - 4.1%
Atlas Iron Ltd., Capex Term Loan B (1 mo. LIBOR + 4.330% Cash, + 3.000% PIK)	8.899%	5/6/21	$588,051	$558,648	(c)(d)(e)
Foresight Energy LLC, 2017 First Lien Term Loan (3 mo. LIBOR + 5.750%)	7.443%	3/28/22	504,532	473,629	(e)
H.B. Fuller Co., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.751%	10/20/24	877,800	881,945	(e)
Murray Energy Corp., Term Loan B2 (3 mo. LIBOR + 7.250%)	8.943%	4/16/20	599,106	531,582	(e)
PQ Corp., 2017 USD Term Loan (3 mo. LIBOR + 3.250%)	4.630%	11/4/22	894,253	902,776	(e)
Vantage Specialty Chemicals Inc., 2017 First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.371%	10/5/24	1,250,000	1,260,677	(e)

Total Basic Industry				4,609,257

Capital Goods(a)(b) - 14.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.069%	10/31/23	381,698	383,864	(e)
Beacon Roofing Supply Inc., 2017 Term Loan B	—	8/23/24	440,000	441,846	(f)
Berry Plastics Group Inc., Term Loan M (1 mo. LIBOR + 2.250%)	3.682 - 3.819%	10/1/22	651,386	654,643	(e)
Berry Plastics Group Inc., Term Loan N (1 mo. LIBOR + 2.250%)	3.682%	1/19/24	277,900	279,405	(e)
BWAY Holding Co., 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.599%	4/3/24	1,074,600	1,080,477	(e)
Casella Waste Systems Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.991%	10/17/23	762,300	766,588	(e)
Core & Main LP, 2017 Term Loan B (6 mo. LIBOR + 3.000%)	4.455%	8/1/24	740,000	745,550	(e)
Flex Acquisition Co. Inc., First Lien Term Loan (3 mo. LIBOR + 3.000%)	4.335%	12/29/23	917,694	923,813	(e)
Forterra Finance LLC, 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	10/25/23	953,670	895,343	(e)
GYP Holdings III Corp., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.380%	4/1/23	1,501,552	1,509,528	(e)
Printpack Holdings Inc., 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.625%	7/26/23	795,821	801,789	(c)(e)
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.319%	11/15/23	1,471,293	1,476,095	(e)(f)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.319%	2/5/23	1,239,813	1,247,283	(e)
Ring Container Technologies Group LLC, First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.319%	10/31/24	590,000	591,844	(e)
TransDigm Inc., 2017 Extended Term Loan F	4.319 - 4.443%	6/9/23	947,625	950,391	(e)
TransDigm Inc., 2017 Term Loan E (1 mo. LIBOR + 2.750%)	4.319%	5/14/22	815,961	819,361	(e)(f)
Ventia Deco LLC, 2016 Term Loan B (3 mo. LIBOR + 3.500%)	5.193%	5/21/22	353,304	358,603	(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Goods(a)(b) - (continued)
WP CPP Holdings LLC, New Second Lien Term Loan (3 mo. LIBOR + 7.750%)	9.130%	4/30/21	$492,500	$490,038	(e)
WP CPP Holdings LLC, Term Loan B3 (3 mo. LIBOR + 3.500%)	4.881%	12/28/19	1,022,730	1,023,050	(e)
Wrangler Buyer Corp., Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	9/27/24	510,000	513,916	(e)

Total Capital Goods				15,953,427

Communications(a)(b) - 17.7%
Ancestry.com Operations Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.660%	10/19/23	1,347,090	1,356,351	(e)
CBS Radio Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.172%	11/17/24	1,978,986	1,992,591	(e)
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.319%	1/31/25	1,040,000	1,005,271	(e)
Charter Communications Operating LLC, 2017 Term Loan B	—	4/13/25	419,934	420,722	(f)
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.741%	7/17/25	502,786	501,403	(e)
Intelsat Jackson Holdings S.A., 2017 Term Loan B3	—	11/27/23	230,000	225,687	(f)
Level 3 Financing Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.696%	2/22/24	1,300,000	1,301,625	(e)
Lions Gate Entertainment Corp., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.819%	12/8/23	764,500	767,367	(e)
Numericable Group SA, USD Term Loan B11 (3 mo. LIBOR + 2.750%)	4.130%	7/31/25	687,000	658,661	(e)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.349%	1/31/26	700,000	676,958	(e)
Radio One Inc., 2017 Term Loan B (3 mo. LIBOR + 4.000%)	5.700%	4/18/23	1,231,947	1,238,107	(c)(e)(f)
Sinclair Television Group Inc., 2017 Term Loan B	—	5/10/24	1,110,000	1,110,340	(f)
Telenet International Finance Sarl, USD Term Loan AL	—	3/2/26	610,000	612,669	(f)
Telesat Canada, Term Loan B4 (3 mo. LIBOR + 3.000%)	4.700%	11/17/23	506,458	509,702	(e)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.727%	9/30/25	680,000	681,397	(e)(f)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.319%	3/15/24	2,103,001	2,099,188	(e)
UPC Financing Partnership, USD Term Loan AR (1 mo. LIBOR + 2.500%)	3.977%	1/15/26	1,680,000	1,681,208	(e)
Virgin Media Bristol LLC, 2017 USD Term Loan	—	1/15/26	1,960,000	1,962,450	(f)
Windstream Services LLC, Repriced Term Loan B6 (1 mo. LIBOR + 4.000%)	5.500%	3/29/21	406,046	382,445	(e)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.977%	4/15/25	900,000	894,134	(e)

Total Communications				20,078,276

Consumer Cyclical(a)(b) - 33.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.819 - 3.943%	2/16/24	816,186	817,079	(e)
Academy Ltd., 2015 Term Loan B (3 mo. LIBOR + 4.000%)	5.495 - 5.569%	7/1/22	1,120,925	885,531	(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
Advantage Sales & Marketing Inc., 2014 First Lien Term Loan (3 mo. LIBOR + 3.250%)	4.628%	7/23/21	$1,038,494	$1,015,344	(e)
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.620 - 3.810%	4/6/24	531,900	533,762	(e)
AP NMT Acquisition BV, USD First Lien Term Loan (3 mo. LIBOR + 5.750%)	7.085%	8/13/21	798,607	791,619	(e)
Aristocrat Leisure Ltd., 2017 Repriced Term Loan	—	10/19/24	460,000	461,006	(f)
Bass Pro Group LLC, Term Loan B (1 mo. LIBOR + 5.000%)	6.569%	9/25/24	1,257,666	1,253,932	(e)(f)
BJ’s Wholesale Club Inc., 2017 First Lien Term Loan (2 mo. LIBOR + 3.500%)	4.953%	2/3/24	841,380	828,998	(e)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.975%	9/15/23	659,351	663,833	(e)
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.380 - 4.491%	12/18/20	845,398	851,034	(e)
Caesars Entertainment Operating Co., Exit Term Loan (1 mo. LIBOR + 2.500%)	4.069%	10/6/24	530,000	531,193	(e)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (3 mo. LIBOR + 2.750%)	4.336%	9/27/24	1,900,000	1,910,213	(c)(e)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	4.319%	8/8/21	765,361	769,283	(e)
CEC Entertainment Inc., Term Loan B (1 mo. LIBOR + 3.250%)	4.819%	2/14/21	998,113	943,715	(e)
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.069%	4/18/24	507,450	510,384	(e)
Crossmark Holdings Inc., First Lien Term Loan (3 mo. LIBOR + 3.500%)	5.193%	12/20/19	522,418	250,108	(e)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.392 - 4.569%	11/8/23	1,190,651	1,199,952	(e)
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	260,000	261,138	(c)
Equinox Holdings Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.569%	3/8/24	854,300	863,377	(e)
Equinox Holdings Inc., 2017 Second Lien Term Loan (1 mo. LIBOR + 7.000%)	8.569%	9/6/24	420,000	434,350	(e)
Fitness International LLC, Term Loan B (3 mo. LIBOR + 3.250%)	5.193%	7/1/20	1,316,160	1,335,354	(e)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.500%)	4.069%	11/30/23	822,647	828,473	(e)(f)
Garda World Security Corp., 2017 Term Loan	4.968 - 7.000%	5/24/24	1,178,864	1,186,232	(e)
Gateway Casinos & Entertainment Ltd., Term Loan B1 (3 mo. LIBOR + 3.750%)	5.443%	2/22/23	626,850	633,707	(e)
Golden Nugget Inc., 2017 Incremental Term Loan (2 mo. LIBOR + 3.250%)	4.656 - 4.857%	10/4/23	1,327,872	1,339,372	(e)(f)
Greektown Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.319%	3/21/24	507,450	507,608	(e)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.552%	10/25/23	345,889	348,011	(e)
Intrawest Resorts Holdings Inc., Term Loan B1 (1 mo. LIBOR + 3.250%)	4.819%	7/31/24	1,390,000	1,401,294	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
J.C. Penney Corp. Inc., 2016 Term Loan B (3 mo. LIBOR + 4.250%)	5.729%	6/23/23	$421,755	$395,395	(e)
Jo-Ann Stores Inc., 2016 Term Loan (3 mo. LIBOR + 5.000%)	6.551%	10/20/23	850,581	821,609	(e)
La Quinta Intermediate Holdings LLC, Term Loan B (3 mo. LIBOR + 2.750%)	4.109%	4/14/21	821,292	826,425	(e)
Lakeland Tours LLC, 2017 Delayed Draw Term Loan	—	12/6/24	23,587	23,847	(c)(f)
Lakeland Tours LLC, 2017 Frist Lien Term Loan B	—	12/6/24	286,413	289,575	(c)(f)
Leslie’s Poolmart Inc., 2016 Term Loan (2 mo. LIBOR + 3.750%)	5.374%	8/16/23	1,042,673	1,041,695	(e)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.210 - 4.319%	1/30/23	696,562	697,723	(e)
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.569 - 7.500%	10/13/23	824,809	832,541	(e)
Monitronics International Inc., Term Loan B2 (3 mo. LIBOR + 5.500%)	7.193%	9/30/22	936,359	930,507	(e)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.380%	1/26/23	559,764	426,120	(e)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.570%	3/11/22	1,297,504	1,045,708	(e)
Rentpath Inc., 2017 Term Loan (1 mo. LIBOR + 4.750%)	6.320%	12/17/21	268,206	269,491	(e)
Scientific Games International Inc., 2017 Term Loan B4	4.673 - 4.819%	8/14/24	1,157,100	1,168,671	(e)
Staples Inc., 2017 Term Loan B (3 mo. LIBOR + 4.000%)	5.489%	9/12/24	310,000	303,916	(e)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.060%	6/8/23	707,935	710,191	(e)
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.980%	10/28/20	1,031,330	600,750	(e)
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.569%	4/10/23	757,847	761,778	(e)
UFC Holdings LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.810%	8/18/23	952,270	958,296	(e)
UFC Holdings LLC, Second Lien Term Loan (1 mo. LIBOR + 7.500%)	9.052%	8/18/24	830,000	846,185	(e)
Weight Watchers International Inc., 2017 Term Loan B (1 mo. LIBOR + 4.750%)	6.230%	11/29/24	980,000	987,044	(e)
World Triathlon Corp., Term Loan (3 mo. LIBOR + 4.250%)	5.943%	6/26/21	572,956	574,389	(c)(e)

Total Consumer Cyclical				37,867,758

Consumer Non-Cyclical(a)(b) - 33.0%
Access CIG LLC, First Lien Term Loan (3 mo. LIBOR + 5.000%)	6.552%	10/18/21	1,309,988	1,322,542	(e)
Acosta Holdco Inc., 2015 Term Loan (1 mo. LIBOR + 3.250%)	4.819%	9/26/21	535,629	474,587	(e)
Air Medical Group Holdings Inc., 2017 Term Loan B2	—	9/7/24	260,000	261,114	(f)
Air Medical Group Holdings Inc., Term Loan B (3 mo. LIBOR + 3.250%)	4.943%	4/28/22	1,677,000	1,672,358	(e)
Air Methods Corp., 2017 Term Loan B (3 mo. LIBOR + 3.500%)	5.193%	4/21/24	865,427	865,833	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Akorn Inc., Term Loan B (1 mo. LIBOR + 4.250%)	5.875%	4/16/21	$967,428	$972,265	(c)(e)
Albany Molecular Research Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.819%	8/30/24	1,197,000	1,185,030	(e)
Albertsons LLC, USD 2017 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.319%	8/25/21	416,609	408,954	(e)
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.462%	6/22/23	851,598	835,524	(c)(e)(f)
Anchor Hocking LLC, Exit Term Loan (3 mo. LIBOR + 9.000%)	10.495%	6/4/18	432,316	432,316	(c)(e)
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.569%	3/11/25	1,070,000	1,077,356	(e)
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. LIBOR + 2.750%)	3.819%	5/20/21	1,016,944	1,022,664	(e)
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.319%	3/1/24	1,211,106	1,214,417	(e)
CHG Healthcare Services Inc., 2017 First Lien Term Loan B (1 mo. LIBOR + 3.000%)	4.476%	6/7/23	786,000	792,140	(e)
Community Health Systems Inc., Term Loan H (3 mo. LIBOR + 3.000%)	4.479%	1/27/21	584,159	557,994	(e)
CSM Bakery Solutions LLC, First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.340%	7/3/20	777,411	768,665	(e)
Curo Health Services Holdings Inc., 2015 First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.413%	2/7/22	782,230	783,207	(e)
Davis Vision Inc., First Lien Term Loan B (3 mo. LIBOR + 3.000%)	4.490%	11/1/24	490,000	494,900	(c)(e)
Dole Food Co. Inc., 2017 Term Loan B	4.129 - 6.250%	4/6/24	306,125	307,249	(e)
Envision Healthcare Corp., 2016 Term Loan B (1 mo. LIBOR + 3.000%)	4.570%	12/1/23	831,600	834,719	(e)
Greatbatch Ltd., 2017 First Lien Term Loan B (1 mo. LIBOR + 3.250%)	4.660%	10/27/22	1,094,279	1,104,196	(e)
Hearthside Group Holdings LLC, 2017 Replacement Term Loan (1 mo. LIBOR + 3.000%)	4.569%	6/2/21	717,031	721,960	(e)
Immucor Inc., Extended Term Loan B (1 mo. LIBOR + 5.000%)	6.569%	6/15/21	1,339,793	1,364,355	(e)
Jaguar Holding Co. II, 2017 Term Loan	4.319 - 4.443%	8/18/22	1,387,287	1,391,536	(e)
Kingpin Intermediate Holdings LLC, 2017 First Lien Term Loan B (3 mo. LIBOR + 4.250%)	5.730%	6/28/24	1,054,700	1,066,539	(c)(e)
Lantheus Medical Imaging Inc., 2017 First Lien Term Loan (1 week LIBOR + 3.750%)	5.097%	6/30/22	803,925	786,339	(e)
Nomad Foods Europe Midco Ltd., 2017 USD Delayed Draw Term Loan B6	—	5/15/24	70,929	71,077	(f)
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4	—	5/15/24	82,123	82,294	(f)
Nomad Foods Europe Midco Ltd., USD Term Loan B2 (1 mo. LIBOR + 2.750%)	4.227%	5/15/24	840,000	842,275	(e)
Packers Holdings LLC, 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.737%	11/3/24	610,000	612,542	(e)
PAREXEL International Corp., Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	9/27/24	947,625	953,153	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Party City Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 3.000%)	4.380 - 4.700%	8/19/22	$895,516	$899,932	(e)
PharMerica Corp., First Lien Term Loan (3 mo. LIBOR + 3.500%)	4.903%	12/6/24	930,000	935,696	(e)
PharMerica Corp., Second Lien Term Loan (3 mo. LIBOR + 7.750%)	9.153%	12/6/24	480,000	484,800	(e)
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.820%	5/24/24	228,850	229,899	(e)
RadNet Inc., Reprice Term Loan (3 mo. LIBOR + 3.750%)	5.110%	6/30/23	1,183,162	1,192,036	(e)
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.693%	3/27/23	452,612	454,956	(e)
ServiceMaster Co., 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.069%	11/8/23	940,877	945,969	(e)
Shearer’s Foods Inc., Incremental Term Loan (3 mo. LIBOR + 4.250%)	5.943%	6/30/21	496,203	497,753	(e)
Shearer’s Foods Inc., Second Lien Term Loan (3 mo. LIBOR + 6.750%)	8.443%	6/30/22	590,000	557,550	(c)(e)
Sotera Health Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	5/15/22	1,061,643	1,063,191	(e)
Spencer Gifts LLC, Term Loan B1 (1 mo. LIBOR + 4.250%)	5.690%	6/29/22	579,419	414,285	(c)(e)
Surgery Center Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 3.250%)	4.820%	9/2/24	688,275	681,679	(e)
U.S. Anesthesia Partners Inc., 2017 Term Loan (1 mo. LIBOR + 3.250%)	4.819%	6/23/24	1,057,685	1,061,651	(c)(e)
Valeant Pharmaceuticals International Inc., Term Loan B Series F4 (1 mo. LIBOR + 3.500%)	4.940%	4/1/22	935,002	950,028	(e)
Vizient Inc., 2017 Term Loan B (1 mo. LIBOR + 3.500%)	5.069%	2/13/23	1,416,026	1,423,253	(e)
WP CityMD Bidco LLC, First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.693%	6/7/24	329,175	330,204	(e)

Total Consumer Non-Cyclical				37,402,982

Electric(a)(b) - 4.7%
EIF Channelview Cogeneration LLC, Term Loan B (1 mo. LIBOR + 3.250%)	4.819%	5/8/20	243,100	232,312	(e)
Empire Generating Co., LLC, Term Loan B (3 mo. LIBOR + 4.250%)	5.630%	3/14/21	675,477	570,778	(c)(e)
Empire Generating Co., LLC, Term Loan C (3 mo. LIBOR + 4.250%)	5.630%	3/14/21	66,783	56,431	(c)(e)
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.501 - 4.569%	6/30/18	1,360,000	1,364,760	(c)(e)
Panda Temple Power LLC, 2015 Term Loan B (3 mo. LIBOR + 6.250% PIK)	7.567%	3/4/22	871,711	631,991	*(d)(e)(g)
Terra-Gen Finance Co., LLC, Term Loan B (1 mo. LIBOR + 4.250%)	5.820%	12/9/21	327,309	302,761	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric(a)(b) - (continued)
TEX Operations Co., LLC, Exit Term Loan B	3.834 - 4.069%	8/4/23	$991,448	$997,025	(e)
TEX Operations Co., LLC, Exit Term Loan C (3 mo. LIBOR + 2.500%)	3.834%	8/4/23	175,695	176,684	(e)
TPF II Power LLC, Term Loan B (1 mo. LIBOR + 3.750%)	5.319%	10/2/23	496,869	501,837	(e)
Vistra Operations Co., LLC, 2016 Term Loan B2	4.084 - 4.241%	12/14/23	476,394	480,265	(e)

Total Electric				5,314,844

Energy - 7.1%
BCP Raptor LLC, Term Loan B (3 mo. LIBOR + 4.250%)	5.729%	6/24/24	1,234,523	1,242,496	(a)(b)(e)
BCP Renaissance Parent LLC, 2017 Term Loan B (3 mo. LIBOR + 4.000%)	5.380%	10/31/24	790,000	800,698	(a)(b)(e)
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.954%	8/23/21	570,000	608,119	(a)(b)(e)
Hercules Offshore Inc. (wind-down lender claim)	—	—	71,770	61,005	*(c)(g)
Houston Fuel Oil Co., LLC, Term Loan B (3 mo. LIBOR + 3.500%)	5.190%	8/19/21	551,475	558,368	(a)(b)(e)
KCA Deutag U.S. Finance LLC, Term Loan (3 mo. LIBOR + 5.750%)	7.196%	5/15/20	872,295	852,669	(a)(b)(c)(e)
Medallion Midland Acquisition LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.819%	10/30/24	900,000	902,250	(a)(b)(e)
MEG Energy Corp., 2017 Term Loan B (3 mo. LIBOR + 3.500%)	5.200%	12/31/23	1,409,350	1,412,983	(a)(b)(e)
Navitas Midstream Midland Basin LLC, Term Loan B	—	12/13/24	790,000	791,975	(a)(b)(c)(f)
Pacific Drilling SA, Term Loan B (3 mo. LIBOR + 3.500%)	4.875%	6/3/18	901,493	365,104	(a)(b)(c)(e)
Paragon Offshore Finance Co., Takeback Term Loan B (3 mo. LIBOR + 6.000% PIK)	2.354%	7/18/22	17,382	14,731	(a)(b)(d)(e)
Paragon Offshore Finance Co., Term Loan B (3 mo. PRIME + 1.750%)	6.000%	7/18/21	2,262	2,262	*(a)(b)(c)(e)(g)(h)
Traverse Midstream Partners LLC, 2017 Term Loan (6 mo. LIBOR + 4.000%)	5.850%	9/27/24	470,000	476,874	(a)(b)(e)

Total Energy				8,089,534

Financial Other(a)(b) - 1.4%
FinCo I LLC, 2017 Term Loan B (1 mo. LIBOR + 2.750%)	2.750%	6/14/22	500,000	506,562	(e)
PGX Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 5.250%)	6.820%	9/29/20	206,329	205,297	(c)(e)
VFH Parent LLC, 2017 Term Loan (3 mo. LIBOR + 3.750%)	5.135%	12/30/21	821,739	831,840	(e)

Total Financial Other				1,543,699

Industrial Other(a)(b) - 6.4%
Allflex Holdings III Inc., New First Lien Term Loan (2 mo. LIBOR + 3.250%)	4.706%	7/20/20	405,672	408,546	(e)
Allflex Holdings III Inc., New Second Lien Term Loan (3 mo. LIBOR + 7.000%)	8.363%	7/19/21	832,906	839,673	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other(a)(b) - (continued)
Laureate Education Inc., 2017 Term Loan B (3 mo. LIBOR + 4.500%)	5.850%	4/26/24	$992,500	$998,909	(e)
Lineage Logistics Holdings LLC, 2014 Term Loan (1 mo. LIBOR + 3.500%)	5.069%	4/7/21	1,205,376	1,210,650	(e)
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.319%	5/2/22	1,171,030	1,180,755	(e)
Robertshaw U.S. Holding Corp., First Lien Term Loan (1 mo. LIBOR + 4.500%)	6.125%	8/10/24	349,125	352,180	(c)(e)
Securus Technologies Holdings Inc., 2017 First Lien Term Loan (2 mo. LIBOR + 4.500%)	6.123%	11/1/24	780,000	787,962	(e)
U.S. Security Associates Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 4.000%)	5.693%	7/14/23	1,492,500	1,512,089	(e)

Total Industrial Other				7,290,764

Insurance(a)(b) - 1.2%
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.693%	6/7/23	1,355,793	1,360,136	(e)

Property & Real Estate(a)(b) - 0.8%
Communications Sales & Leasing Inc., 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	10/24/22	883,597	853,660	(e)

Technology(a)(b) - 7.2%
Almonde Inc., USD First Lien Term Loan (3 mo. LIBOR + 3.500%)	4.979%	6/13/24	1,238,225	1,243,130	(e)(f)
Ascend Learning LLC, 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	7/12/24	802,988	808,809	(e)
DigiCert Inc., 2017 Term Loan B1 (3 mo. LIBOR + 4.750%)	6.130%	10/31/24	500,000	507,062	(e)
Donnelley Financial Solutions Inc., 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.552%	10/2/23	111,714	112,412	(c)(e)
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.802%	4/26/24	829,143	830,624	(c)(e)
Hyland Software Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.819%	7/1/22	407,945	411,132	(e)
Infinity Acquisition LLC, New Term Loan B (3 mo. LIBOR + 3.000%)	4.693%	8/6/21	895,351	894,791	(e)
MA FinanceCo., LLC, 2017 Term Loan B2 (1 mo. LIBOR + 2.500%)	4.069%	11/19/21	300,000	300,407	(e)
MA FinanceCo., LLC, USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.319%	6/21/24	144,456	145,033	(e)
Micron Technology Inc., Term Loan (3 mo. LIBOR + 2.000%)	3.390%	4/26/22	279,291	282,110	(e)
Seattle Spinco Inc., USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.319%	6/21/24	975,544	979,308	(e)
Sophia LP, 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.943%	9/30/22	492,153	493,340	(e)
Western Digital Corp., 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	3.569%	4/29/23	498,445	501,041	(c)(e)
Xerox Business Services LLC, USD Term Loan B (1 mo. LIBOR + 3.000%)	4.569%	12/7/23	594,000	598,703	(e)

Total Technology				8,107,902

Transportation(a)(b) - 2.6%
American Airlines Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.477%	12/14/23	379,368	379,754	(e)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.552%	6/26/20	507,954	509,541	(e)
Commercial Barge Line Co., 2015 First Lien Term Loan (1 mo. LIBOR + 8.750%)	10.319%	11/12/20	755,353	431,967	(e)
Syncreon Global Finance (U.S.) Inc., Term Loan B (3 mo. LIBOR + 4.250%)	5.630%	10/28/20	1,252,161	1,101,119	(e)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.599%	11/1/21	540,257	544,184	(e)

Total Transportation				2,966,565

TOTAL SENIOR LOANS (Cost - $153,096,733)				151,438,804

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 17.8%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	$200,000	$206,500	(i)

Diversified Consumer Services - 1.9%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,000,000	2,225,000	(i)

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	400,000	419,500
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	120,000	120,600	(i)

Total Hotels, Restaurants & Leisure				540,100

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	280,000	276,500	(i)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	360,000	366,927
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	200,000	201,250	(i)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	775,000	798,250	(i)
Urban One Inc., Senior Secured Notes	7.375%	4/15/22	160,000	160,400	(i)

Total Media				1,803,327

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	220,000	225,500	(i)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	570,000	587,100	(i)

Total Textiles, Apparel & Luxury Goods				812,600

TOTAL CONSUMER DISCRETIONARY				5,587,527

ENERGY - 5.2%
Energy Equipment & Services - 0.7%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	680,000	724,200	(i)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	130,000	132,925	(i)

Total Energy Equipment & Services				857,125

Oil, Gas & Consumable Fuels - 4.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	310,000	352,625	(i)
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	410,000	427,425
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	100,000	110,375
Centennial Resource Production LLC, Senior Notes	5.375%	1/15/26	150,000	153,187	(i)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	460,000	476,974
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000	395,380	(i)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	410,000	418,200	(i)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	510,000	499,800
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(h)(j)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	720,000	891,000	(i)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,290,000	1,338,375	(i)

Total Oil, Gas & Consumable Fuels				5,063,341

TOTAL ENERGY				5,920,466

FINANCIALS - 2.4%
Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	477,638
Navient Corp., Senior Notes	6.125%	3/25/24	200,000	203,500

Total Consumer Finance				681,138

Diversified Financial Services - 0.9%
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	640,000	638,400	(i)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	150,000	143,625	(i)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	200,000	199,000	(i)

Total Diversified Financial Services				981,025

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance - 0.9%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	$1,030,000	$1,071,210	(i)

TOTAL FINANCIALS				2,733,373

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.3%
HCA Inc., Senior Secured Notes	5.250%	6/15/26	190,000	201,875
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	160,000	160,800

Total Health Care Providers & Services				362,675

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	140,000	146,258	(i)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	5.500%	11/1/25	220,000	224,950	(i)

Total Pharmaceuticals				371,208

TOTAL HEALTH CARE				733,883

INDUSTRIALS - 1.7%
Commercial Services & Supplies - 0.6%
Brink’s Co., Senior Notes	4.625%	10/15/27	420,000	412,650	(i)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	80,000	80,800
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	200,000	201,500

Total Commercial Services & Supplies				694,950

Machinery - 0.5%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	330,000	332,887	(i)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	220,000	226,050	(i)

Total Machinery				558,937

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	480,000	409,200	(i)

Trading Companies & Distributors - 0.2%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	200,000	202,250	(i)

TOTAL INDUSTRIALS				1,865,337

MATERIALS - 0.5%
Chemicals - 0.1%
Valvoline Inc., Senior Notes	4.375%	8/15/25	170,000	171,913

Metals & Mining - 0.4%
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	400,000	414,000	(i)

TOTAL MATERIALS				585,913

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	270,400
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	70,000	71,488

TOTAL REAL ESTATE				341,888

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	130,000	118,950
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	280,000	267,680	(i)

Total Diversified Telecommunication Services				386,630

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 1.6%
Sprint Corp., Senior Notes	7.250%	9/15/21	$650,000	$689,812
Sprint Corp., Senior Notes	7.875%	9/15/23	1,000,000	1,067,500

Total Wireless Telecommunication Services				1,757,312

TOTAL TELECOMMUNICATION SERVICES				2,143,942

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	272,802	276,894

TOTAL CORPORATE BONDS & NOTES (Cost - $19,411,039)				20,189,223

			SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Dayco Products LLC			4,745	149,467	*(c)
Dayco Products LLC			167	5,261	*(c)

Total Automobiles				154,728

Household Durables - 0.6%
EveryWare Global Inc.			66,667	625,003	*(c)

TOTAL CONSUMER DISCRETIONARY				779,731

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Paragon Offshore Litigation Trust			252	5,796	(c)
Paragon Offshore Litigation Trust			503	692	(c)
Paragon Offshore Ltd.			503	10,060	*(c)

Total Energy Equipment & Services				16,548

Oil, Gas & Consumable Fuels - 1.0%
Blue Ridge Mountain Resources Inc.			45,562	375,886	*
SemGroup Corp., Class A Shares			24,938	753,128

Total Oil, Gas & Consumable Fuels				1,129,014

TOTAL ENERGY				1,145,562

MATERIALS - 0.6%
Metals & Mining - 0.6%
Atlas Iron Ltd.			27,298,642	659,931	*(h)

TOTAL COMMON STOCKS (Cost - $2,992,404)				2,585,224

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,500,176)				174,213,251

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY†	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $98,440)	1.219%	98,440	$98,440

TOTAL INVESTMENTS - 154.0% (Cost - $175,598,616)			174,311,691
Liabilities in Excess of Other Assets - (54.0)%			(61,153,056)

TOTAL NET ASSETS - 100.0%			$113,158,635

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this loan is unfunded as of December 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(g)	The coupon payment on these securities is currently in default as of December 31, 2017.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Value is less than $1.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
Second Lien	— Subordinate Lien to First Lien

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$4,050,609	$558,648		$4,609,257
Capital Goods	—	14,793,035	1,160,392		15,953,427
Communications	—	18,840,169	1,238,107		20,078,276
Consumer Cyclical	—	33,923,065	3,944,693		37,867,758
Consumer Non-Cyclical	—	31,567,952	5,835,030		37,402,982
Electric	—	3,322,875	1,991,969		5,314,844
Energy	—	6,016,519	2,073,015		8,089,534
Financial Other	—	1,338,402	205,297		1,543,699
Industrial Other	—	6,938,584	352,180		7,290,764
Technology	—	6,663,825	1,444,077		8,107,902
Other Senior Loans	—	5,180,361	—		5,180,361
Corporate Bonds & Notes:
Energy	—	5,920,466	0	*	5,920,466
Other Corporate Bonds & Notes	—	14,268,757	—		14,268,757
Common Stocks:
Consumer Discretionary	—	—	779,731		779,731
Energy	$1,129,014	—	16,548		1,145,562
Materials	—	659,931	—		659,931

Total Long-Term Investments	1,129,014	153,484,550	19,599,687		174,213,251

Short-Term Investments†	98,440	—	—		98,440

Total Investments	$1,227,454	$153,484,550	$19,599,687		$174,311,691

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $659,931 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	SENIOR LOANS
INVESTMENTS IN SECURITIES	BASIC INDUSTRY	CAPITAL GOODS	COMMUNICATIONS	CONSUMER CYCLICAL	CONSUMER NON- CYCLICAL
Balance as of September 30, 2017	$649,953	$1,160,073	—	$955,634	$3,688,046
Accrued premiums/discounts	971	128	—	167	1,727
Realized gain (loss)	(43,845)	2	—	129	6,289
Change in unrealized appreciation
(depreciation)[1]	34,102	2,502	—	17,678	16,295
Purchases	—	—	—	2,204,475	488,775
Sales	(82,533)	(2,313)	—	(380,059)	(1,672,746)
Transfers into Level 3[2]	—	—	$1,238,107	1,146,669	3,306,644
Transfers out of Level 3[3]	—	—	—	—	—

Balance as of December 31, 2017	$558,648	$1,160,392	$1,238,107	$3,944,693	$5,835,030

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	$(570)	$2,502	—	$19,766	$20,301

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	ELECTRIC	ENERGY	FINANCIAL OTHER	INDUSTRIAL OTHER	TECHNOLOGY
Balance as of September 30, 2017	$992,210	$149,259	—	—	—
Accrued premiums/discounts	253	131	—	—	$403
Realized gain (loss)	9	(3,237)	—	—	84
Change in unrealized appreciation
(depreciation)[1]	(59,855)	24,242	—	—	27,303
Purchases	—	786,326	—	—	1,437,250
Sales	(2,647)	(86,748)	—	—	(20,963)
Transfers into Level 3[2]	1,364,760	1,217,773	$205,297	$352,180	—
Transfers out of Level 3[3]	(302,761)	(14,731)	—		—

Balance as of December 31, 2017	$1,991,969	$2,073,015	$205,297	$352,180	$1,444,077

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	$(63,287)	$24,630	—	—	$27,303

	CORPORATE BONDS & NOTES		COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	ENERGY		CONSUMER DISCRETIONARY	ENERGY	TOTAL
Balance as of September 30, 2017	$0	*	$830,880	$13,841	$8,439,896
Accrued premiums/discounts	—		—	—	3,780
Realized gain (loss)	—		(308,667)	—	(349,236)
Change in unrealized appreciation
(depreciation)[1]			400,334	2,015	464,616
Purchases	—		—	—	4,916,826
Sales	—		(142,816)	—	(2,390,825)
Transfers into Level 3[2]	—		—	692	8,832,122
Transfers out of Level 3[3]	—		—		(317,492)

Balance as of December 31, 2017	$0	*	$779,731	$16,548	$19,599,687

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	—		$400,334	$2,015	$432,994

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018